ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Bonus	$ 3,421	$ 501
Contracted services	2,711	456
SPAC bonus and other costs	1,071
Legal fees	452	282
Payroll and related benefits	441
Other	19	25
Total accrued expenses and other current liabilities	$ 8,115	$ 1,264